NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2016
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE
NOTE 6 – NOTES RECEIVABLE

Bank acceptance notes:

	December 31,
	2016	2015

Due April 28, 2017	$7,207,727	$-
Due March 30, 2017, subsequently settled on due date	2,883,091	-
Due March 13, 2017, subsequently settled on due date	1,441,545	-
Due February 18, 2017, subsequently settled on due date	1,441,545	-
Due January 21, 2017, subsequently settled on due date	2,306,473	-
Due May 20, 2016, subsequently settled on due date	-	2,618,727
Due March 22, 2016, subsequently settled on due date	-	1,540,429
Due March 22, 2016, subsequently settled on due date	-	1,540,429
Due January 28, 2016, subsequently settled on due date	-	770,214
Due January 3, 2016, subsequently settled on due date		1,540,429
Total	$15,280,381	$8,010,228

Notes receivable are received from customers for the purchase of the Company’s products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.